Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000088755 | 0.4404151458221995336678303788
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000088755 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088755 | 1.4645619522903311435871295812
Holdings [Line Items]
Percent of Net Asset Value	146.50%
C000088755 | 0.4771429578924372828474030159
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000088755 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000088755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000088755 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088755 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088755 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088755 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088755 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088756 | 0.4404151458221995336678303788
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000088756 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088756 | 1.4645619522903311435871295812
Holdings [Line Items]
Percent of Net Asset Value	146.50%
C000088756 | 0.4771429578924372828474030159
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000088756 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000088756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000088756 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088756 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000088756 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088756 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088756 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055676 | 0.4404151458221995336678303788
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000055676 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055676 | 1.4645619522903311435871295812
Holdings [Line Items]
Percent of Net Asset Value	146.50%
C000055676 | 0.4771429578924372828474030159
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000055676 | United States
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000055676 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000055676 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000055676 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055676 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055676 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055676 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055676 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055676 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055676 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087808 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087808 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000087808 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087808 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087808 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087808 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087808 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087808 | FR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087808 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087808 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087808 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087808 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000087808 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000087808 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000087808 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000087808 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087808 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087808 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087808 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087808 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087808 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087808 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087808 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000087809 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087809 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000087809 | FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087809 | FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087809 | FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087809 | FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087809 | FR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087809 | FR_32054K103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087809 | FR_46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087809 | FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087809 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087809 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000087809 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000087809 | Data Center REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000087809 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000087809 | Multi-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087809 | Self Storage REITs
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087809 | Other Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087809 | Single-Family Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087809 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087809 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087809 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087809 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000087786 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087786 | FR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087786 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087786 | FR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087786 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087786 | FR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087786 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087786 | FR_91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087786 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087786 | FR_01F050478
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087786 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087786 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000087786 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000087786 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000087786 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087786 | LongNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087786 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087786 | LongNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087786 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087786 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087787 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000087787 | FR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000087787 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087787 | FR_91282CQF1
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087787 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087787 | FR_91282CQN4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087787 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087787 | FR_91282CNH0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087787 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087787 | FR_01F050478
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087787 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087787 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000087787 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000087787 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000087787 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087787 | LongNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087787 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087787 | LongNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087787 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087787 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087788 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087788 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087788 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087788 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087788 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087788 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087788 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087788 | FR_11271J107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087788 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087788 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087788 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000087788 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087788 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087788 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087788 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087788 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000087788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000087788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087789 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087789 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087789 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087789 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087789 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087789 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087789 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087789 | FR_11271J107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087789 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087789 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087789 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000087789 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087789 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087789 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087789 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087789 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000087789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000087789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000087789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087810 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087810 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087810 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087810 | FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087810 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087810 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087810 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087810 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087810 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087810 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087810 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087810 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087810 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000087810 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087810 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087810 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087810 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087810 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087810 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000087811 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087811 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087811 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087811 | FR_126408103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087811 | FR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087811 | FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087811 | FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087811 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087811 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087811 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087811 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087811 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087811 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000087811 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087811 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087811 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000087811 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087811 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087811 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000087814 | FR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087814 | FR_BMF9LG8
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087814 | FR_91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087814 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087814 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087814 | FR_912810UV8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087814 | FR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087814 | FR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087814 | FR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087814 | FR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087814 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087814 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087814 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000087814 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087814 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000087814 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000087814 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000087814 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087814 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000087814 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087815 | FR_912810UU0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087815 | FR_BMF9LG8
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087815 | FR_91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087815 | FR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087815 | FR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087815 | FR_912810UV8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087815 | FR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087815 | FR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087815 | FR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087815 | FR_91282CQU8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087815 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087815 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087815 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000087815 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087815 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000087815 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000087815 | LongCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000087815 | LongResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000087815 | LongAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000087815 | LongCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088775 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088775 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088775 | FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088775 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088775 | FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088775 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088775 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000088775 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000088775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000088775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088775 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088775 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088775 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088775 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000088775 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088776 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088776 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088776 | FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088776 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088776 | FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088776 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088776 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088776 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000088776 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088776 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000088776 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000088776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088776 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000088776 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088776 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088776 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088776 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000088776 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000088776 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055687 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055687 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055687 | FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055687 | FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055687 | FR_595017104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055687 | FR_695156109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055687 | FR_749685103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | FR_443510607
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055687 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000055687 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000055687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000055687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055687 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000055687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055687 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000055687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000055687 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000055687 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000055687 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087802 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087802 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087802 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087802 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087802 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087802 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087802 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087802 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087802 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000087802 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000087802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087802 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087802 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087803 | FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087803 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087803 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087803 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087803 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087803 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087803 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087803 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087803 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087803 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000087803 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000087803 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087803 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000087803 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087803 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000087803 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087803 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087803 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087803 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087803 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087803 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087800 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087800 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087800 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087800 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087800 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087800 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087800 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087800 | FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087800 | FR_K08588103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087800 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000087800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000087800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000087800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087800 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000087800 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087801 | FR_92537N108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087801 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087801 | FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087801 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087801 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000087801 | FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087801 | FR_74762E102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087801 | FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087801 | FR_K08588103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087801 | FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087801 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000087801 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087801 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087801 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000087801 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000087801 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087801 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087801 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087801 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087801 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000087801 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087794 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087794 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087794 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087794 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087794 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087794 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087794 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087794 | FR_K08588103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087794 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087794 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087794 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087794 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087794 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087794 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087794 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087794 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087794 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000087794 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087794 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000087794 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087794 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000087794 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087795 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087795 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087795 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087795 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087795 | FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087795 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000087795 | FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087795 | FR_K08588103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000087795 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000087795 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087795 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087795 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000087795 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087795 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087795 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087795 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000087795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000087795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000087795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209985 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209985 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209985 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209985 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209985 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209985 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209985 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209985 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209985 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209985 | FR_19766L610
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209985 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209985 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000209985 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087784 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087784 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087784 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087784 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087784 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087784 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000087784 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087784 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087784 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087784 | FR_19766L610
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087784 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087784 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087784 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000087784 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000087785 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087785 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087785 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087785 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087785 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087785 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000087785 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087785 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087785 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000087785 | FR_19766L610
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087785 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087785 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087785 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000087785 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000209989 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209989 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000209989 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209989 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209989 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000209989 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209989 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000209989 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209989 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209989 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209989 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209989 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000209989 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000087827 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087827 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087827 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087827 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000087827 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087827 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087827 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087827 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087827 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087827 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087827 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087827 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000087827 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000087826 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087826 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087826 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087826 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000087826 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087826 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087826 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000087826 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087826 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087826 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087826 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087826 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000087826 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000209990 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209990 | 0.2782659363154304219570433833
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000209990 | 0.0743484260258139597793951546
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000209990 | 0.0006450963452452960807399894
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209990 | 0.0976579853460111111295112308
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000209990 | 0.0902888472861112259933554110
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000209990 | 0.0447029416806884253090516267
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209990 | 0.028931767303628205860590996
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000209990 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209990 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209990 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000209990 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000209990 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209990 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112515 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112515 | 0.2782659363154304219570433833
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000112515 | 0.0743484260258139597793951546
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112515 | 0.0006450963452452960807399894
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112515 | 0.0976579853460111111295112308
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112515 | 0.0902888472861112259933554110
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112515 | 0.0447029416806884253090516267
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000112515 | 0.028931767303628205860590996
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112515 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000112515 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000112515 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000112515 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000112515 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112515 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209987 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209987 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209987 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209987 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209987 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209987 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209987 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209987 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209987 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209987 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209987 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209987 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209987 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000209987 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000087822 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087822 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087822 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087822 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087822 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087822 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087822 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087822 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087822 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087822 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087822 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087822 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087822 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000087822 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000087823 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087823 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087823 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087823 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087823 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087823 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000087823 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087823 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087823 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087823 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087823 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087823 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000087823 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000209986 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209986 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000209986 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209986 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209986 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209986 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000209986 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209986 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209986 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209986 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209986 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209986 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000209986 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000087806 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087806 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087806 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087806 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087806 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087806 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087806 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087806 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087806 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087806 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087806 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087806 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087806 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000087806 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000087807 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087807 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087807 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087807 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000087807 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087807 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087807 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087807 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087807 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087807 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087807 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087807 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087807 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000087807 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000209988 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209988 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209988 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209988 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209988 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000209988 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000209988 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209988 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209988 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209988 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209988 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209988 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000209988 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000087824 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087824 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087824 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087824 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087824 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000087824 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087824 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087824 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087824 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087824 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087824 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087824 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087824 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000087825 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087825 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087825 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087825 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087825 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000087825 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087825 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087825 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087825 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087825 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087825 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087825 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000087825 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000087798 | FR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087798 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087798 | FR_91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087798 | FR_912810UV8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087798 | FR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087798 | FR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087798 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087798 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087798 | FR_91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087798 | FR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087798 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087798 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087798 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000087798 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000087798 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087798 | LongNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087798 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000087798 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087798 | LongAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087798 | LongAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087798 | LongNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087799 | FR_912810UR7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087799 | FR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087799 | FR_91282CQQ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087799 | FR_912810UV8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087799 | FR_91282CQW4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087799 | FR_91282CQX2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087799 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087799 | FR_01F050676
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087799 | FR_91282CQY0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087799 | FR_91282CQV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087799 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087799 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000087799 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000087799 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000087799 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087799 | LongNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087799 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000087799 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087799 | LongAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087799 | LongAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087799 | LongNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088789 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088789 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088789 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088789 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088789 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088789 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088789 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088789 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088789 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088789 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088789 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088789 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000088789 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088789 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088789 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088789 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088789 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088789 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088789 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088789 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088789 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088789 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088789 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088790 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000088790 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088790 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088790 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088790 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088790 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088790 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088790 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088790 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088790 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088790 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088790 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000088790 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000088790 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088790 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000088790 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088790 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088790 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088790 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088790 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088790 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088790 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000055696 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055696 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055696 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055696 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055696 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055696 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055696 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055696 | FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055696 | FR_025816109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055696 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055696 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000055696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000055696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000055696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000055696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055696 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055696 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000087792 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087792 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087792 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087792 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087792 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087792 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087792 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087792 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087792 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087792 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087792 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000087792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000087792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087792 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000087792 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000087792 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087792 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087792 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000087792 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087792 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087792 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087792 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087792 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087793 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087793 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087793 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087793 | FR_ACI06R7K8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087793 | FR_572797900
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087793 | FR_054052907
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087793 | FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087793 | FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087793 | FR_BQRRZ0906
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087793 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087793 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000087793 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000087793 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000087793 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087793 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087793 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000087793 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087793 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087793 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087793 | United States
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000087793 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000087793 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087793 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000087793 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000087793 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000087793 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087793 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087793 | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087793 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087832 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087832 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087832 | FR_661040006
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087832 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087832 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087832 | FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087832 | FR_710889908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087832 | FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087832 | FR_635670003
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087832 | FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087832 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087832 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000087832 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087832 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087832 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087832 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000087832 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087832 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087832 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087832 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087832 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087832 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087832 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087832 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087832 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087832 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087832 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087832 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000087832 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087832 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087832 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087832 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087833 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000087833 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000087833 | FR_661040006
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087833 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087833 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087833 | FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087833 | FR_710889908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087833 | FR_B1W4V6907
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087833 | FR_635670003
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087833 | FR_550190904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087833 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000087833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000087833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000087833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000087833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000087833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087833 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087833 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087833 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087833 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087833 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087833 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087833 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087833 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087833 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087833 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000087833 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087833 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000087833 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000087833 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087834 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087834 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_625072004
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087834 | FR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087834 | FR_BPBPJ0907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087834 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087834 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000087834 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000087834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000087834 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000087834 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087834 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087834 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087834 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087834 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087834 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087834 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000087834 | France
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087834 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087834 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087834 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087834 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087834 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087834 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087834 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087835 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087835 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_BN7SWP901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_625072004
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087835 | FR_BSZBP5908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087835 | FR_BPBPJ0907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_B4R2R5908
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087835 | FR_567173901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087835 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000087835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000087835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000087835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000087835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000087835 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000087835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087835 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000087835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000087835 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087835 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087835 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087835 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000087835 | France
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087835 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000087835 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087835 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087835 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000087835 | China
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087835 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000087835 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087812 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087812 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087812 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087812 | FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087812 | FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087812 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087812 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087812 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087812 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087812 | FR_G01767105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087812 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000087812 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000087812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000087812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000087812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087812 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000087812 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087813 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087813 | FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087813 | FR_576690101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087813 | FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087813 | FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087813 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087813 | FR_861896108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087813 | FR_M6191J100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087813 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087813 | FR_G01767105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087813 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000087813 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000087813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000087813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000087813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087813 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000087813 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088781 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088781 | FR_887389104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088781 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088781 | FR_633707104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088781 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088781 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088781 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088781 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088781 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088781 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088781 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000088781 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088781 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088781 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088781 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000088781 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088781 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088781 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088781 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088781 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088781 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088781 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000088781 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088782 | FR_887389104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088782 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088782 | FR_633707104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088782 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088782 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088782 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088782 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088782 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000088782 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000088782 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088782 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088782 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000088782 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088782 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088782 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088782 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088782 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088782 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088782 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088782 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000088782 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | FR_589378108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055690 | FR_887389104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055690 | FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055690 | FR_633707104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055690 | FR_920253101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055690 | FR_811707801
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055690 | FR_45688C107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055690 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055690 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000055690 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000055690 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000055690 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000055690 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000055690 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055690 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055690 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055690 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055690 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055690 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055690 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000055690 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.